Note 13 - Segment Information - Classes of Similar Products or Services (Details) - USD ($) $ in Thousands		3 Months Ended							12 Months Ended
		Dec. 30, 2017	Sep. 30, 2017	Jul. 01, 2017	Mar. 31, 2017	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Net sales		$ 387,689	$ 338,470	$ 288,927	$ 280,690	$ 356,767	$ 352,606	$ 272,135	$ 1,314,765	$ 1,262,198	$ 1,279,567
Green Giant [Member]
Net sales	[1]								111,014	136,329	148,517
Canned Vegetables [Member]
Net sales									721,121	705,297	746,501
Frozen [Member]
Net sales									105,857	98,597	94,710
Fruit [Member]
Net sales									256,687	286,464	253,658
Prepared Foods [Member]
Net sales									92,826
Snack [Member]
Net sales									10,110	12,430	12,336
Other [Member]
Net sales									$ 17,150	$ 23,081	$ 23,845

[1]	Green Giant includes canned and frozen vegetables exclusively for B&G Foods.